Long-term royalty payable - Minimum Repayments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Minimum repayments including interest for royalties payable
2019	$ 10,327
2020	9,994
2021	29,182
2022	4,388
Long-term debt	55,310
Royalty agreement
Minimum repayments including interest for royalties payable
2019	6,091
2020	5,926
2021	7,258
2022	5,065
2022	1,162
2024 and thereafter	6,758
Long-term debt	$ 32,260